Document and Entity Information	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	FibroGen, Inc.
Entity Central Index Key	0000921299
Entity Emerging Growth Company	false
Entity File Number	001-36740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	409 Illinois Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol	FGEN
Name of each exchange on which registered	NASDAQ